Organization and Summary of Significant Accounting Policies (Details1) - USD ($) $ in Thousands	Jul. 02, 2017	Jul. 03, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	$ 3,720	$ 2,410
Fixed Income Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	763	700
Stock Index Fund | Small Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	382	356
Stock Index Fund | Mid Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	391	357
Stock Index Fund | Large Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	519	498
Stock Index Fund | International
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	541	389
Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	3	3
Mexican Peso Forward Contracts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	1,121	107
Total Liabilities at Fair Value		996
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	2,596	2,300
Level 1 | Fixed Income Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	763	700
Level 1 | Stock Index Fund | Small Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	382	356
Level 1 | Stock Index Fund | Mid Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	391	357
Level 1 | Stock Index Fund | Large Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	519	498
Level 1 | Stock Index Fund | International
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	541	389
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	1,124	110
Level 2 | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	3	3
Level 2 | Mexican Peso Forward Contracts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	$ 1,121	107
Total Liabilities at Fair Value		$ 996